UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00216

Nicholas High Income Fund, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2005

Date of reporting period: 06/30/2005

Item 1. Report to Stockholders.

August 2005

Report to Fellow Shareholders:

The six month result ending June 30, 2005, for Nicholas High Income Fund Class I was (0.89)% as the high yield market suffered from several forces that led to profit-taking and falling bond prices. The high yield market reached a high valuation (tight yield spread to Treasuries) in March as economic conditions and corporate profitability improved. Then a consequential move by the rating agencies to consider downgrading the credit ratings of both General Motors and Ford to high yield sent shock waves through the corporate bond market. The announcement, which had been widely anticipated by investors, proved to be the catalyst for investors to sell high yield debt in anticipation of a significant amount of debt moving from investment grade to high yield. The selling resulted in the Merrill Lynch U.S. High Yield Master II Index ("ML HY") suffering negative returns in the months of March and April. Auto and auto-related bonds indiscriminately incurred large price declines during this period. In May, General Motors and GMAC, its financial subsidiary, were downgraded by one of the credit agencies to high yield. The resolution of this uncertainty provided a lift to the high yield market and enabled bond prices to rebound strongly in May and June.

After interest rates reached new lows in 2004, we began to shorten the Fund’s duration in an effort to reduce the potential of price erosion from a rising interest rate environment. We continue to take a more defensive stance in the Fund’s maturity structure to minimize the potential volatility from large swings in interest rates. This proved correct for shorter maturities as the Federal Reserve systematically raised rates, but it did not capture the unforeseen rally in longer maturities. This flattening of the yield curve, where short rates are near levels of long rates, was led by a rally in the 10-year Treasury. During the six-months ending June 30, 2005, the 10-year Treasury fell 0.30% while the 2-year Treasury rose 0.57%. Our maturity structure did not capture the price appreciation that longer bonds achieved during this period.

For the trailing one year ended June 30, 2005 the Fund’s Class I generated a 7.07% return. The Fund’s return lagged the ML HY during the periods, which were 1.14% and 10.62% for the six months and trailing one year, respectively.

Our current outlook and strategy for the Fund is to focus on preserving capital and lowering price volatility. Faced with low interest rates and fair to extended valuations we are taking steps to improve the credit quality of Fund holdings and focus on short to intermediate maturity bonds. It is our view that maintaining a more defensive posture and maximizing the yield without taking excessive risk, should lead to attractive absolute and relative returns for our shareholders in 2005.

Returns for Nicholas High Income Fund, Inc. Class I and selected indices are provided in the chart below for the periods ended June 30, 2005. The Fund and Morningstar performance data is net of fees, while the Merrill Lynch Index is gross of fees.

		Average Annual Total Return
	6 Month	1 Year	3 Year	5 Year	10 Year
Nicholas High Income Fund, Inc.	(0.89)%	7.07%	7.13%	3.52%	4.52%
Merrill Lynch U.S. High Yield Master II Index	1.14%	10.62%	14.19%	7.13%	7.08%
Morningstar High Yield Bond Funds Category	0.33%	9.04%	12.08%	5.47%	5.82%
Ending value of $10,000 invested in Nicholas High Income Fund, Inc. (Distributions Reinvested)	$9,911	$10,707	$12,297	$11,889	$15,552

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.   Current performance of the Fund may be lower or higher than the performance quoted.

Performance data current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.html.

The ending value of $10,000 returns above illustrate the performance of a hypothetical $10,000 investment made in the Fund over the timeframes listed. Assumes reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. These figures do not imply any future performance.

Class N of the Fund commenced operations on March 1, 2005; therefore, there is no annualized return information available for this Class. The annual returns shown for the Class I shares for this Fund would be substantially similar to the Class N because both classes of shares are invested in the same portfolio of securities. Annual returns will differ only to the extent that the classes do not have the same expenses. Specifically, the performance shown for the Class I shares does not reflect the 0.25% 12b-1 fee or 0.10% servicing fee that is charged to Class N shares.

Thank you for your continued investment in the Nicholas High Income Fund.

Sincerely,

/s/ Lawrence J. Pavelec

Lawrence J. Pavelec

Portfolio Manager

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

Please refer to the schedule of investments in the report for complete fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The Merrill Lynch High Yield Master II Index is an unmanaged portfolio constructed to mirror the public high yield debt market. This index includes US dollar publicly issued corporate bonds and includes PIKS (payment-in-kind notes) and deferred interest bonds that are not yet accruing a coupon. Bonds rated in default, or that are not rated are excluded from the index. You cannot invest directly in an index. Each Morningstar Category average represents a universe of Funds with similar invest objectives.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC.

Financial Highlights Class I
For a share outstanding throughout each period
------------------------------------------------------------------------------------------------------------
                                              Six Months
                                                Ended                  Year Ended December 31,
                                             June 30, 2005   -----------------------------------------
                                              (unaudited)      2004     2003     2002     2001     2000
                                            --------------     ----     ----     ----     ----     ----
NET ASSET VALUE, BEGINNING OF PERIOD            $2.23         $2.19    $1.93    $2.36    $2.40    $3.06
  INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net investment income                           .08           .16      .17      .19      .24      .31
  Net gain (loss) on securities
   (realized and unrealized)                     (.10)          .04      .26     (.42)    (.04)    (.66)
                                                -----         -----    -----    -----    -----    -----
       Total from investment operations          (.02)          .20      .43     (.23)     .20     (.35)
                                                -----         -----    -----    -----    -----    -----
  LESS DISTRIBUTIONS
  From net investment income                     (.04)         (.16)    (.17)    (.20)    (.24)    (.31)
                                                -----         -----    -----    -----    -----    -----
NET ASSET VALUE, END OF PERIOD                  $2.17         $2.23    $2.19    $1.93    $2.36    $2.40
                                                -----         -----    -----    -----    -----    -----
                                                -----         -----    -----    -----    -----    -----

TOTAL RETURN                                  (0.89)%*        9.65%   22.75% (10.13)%    8.76% (12.13)%

SUPPLEMENTAL DATA:
Net assets, end of period (millions)           $104.4        $114.6   $120.4   $101.4   $118.7   $125.5
Ratio of expenses to average net assets          .71%**        .64%     .60%     .58%     .61%     .57%
Ratio of net investment income
 to average net assets                          6.90%**       7.16%    7.94%    8.77%    9.56%   10.43%
Portfolio turnover rate                        63.80%**      64.17%  104.40%   57.19%   69.84%   18.57%

  * Not Annualized.
 ** Annualized.

               The accompanying notes to financial statements are an integral part of these highlights.

Financial Highlights Class N
For a share outstanding throughout each period
-----------------------------------------------------------------------------------------------------------
                                        Period from
                                       03/01/2005(1)
                                       to 06/30/2005
                                        (unaudited)
                                     -----------------
NET ASSET VALUE, BEGINNING OF PERIOD .....  $2.24

  INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net investment income ................     .05
   Net loss on securities
    (realized and unrealized) ...........    (.08)
                                           ------
      Total from investment operations ..    (.03)
                                           ------
   LESS DISTRIBUTIONS
   From net investment income ...........    (.04)
                                           ------
NET ASSET VALUE, END OF PERIOD ..........   $2.17
                                           ------
                                           ------

TOTAL RETURN ............................ (1.37)%*

SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ...    $7.1
Ratio of expenses to average net assets .   1.29%**
Ratio of net investment income
 to average net assets ..................   6.65%**
Portfolio turnover rate .................  63.80%**

(1) Commencement of operations.

 * Not annualized.
** Annualized.

               The accompanying notes to financial statements are an integral part of these highlights.
-----------------------------------------------------------------------------------------------------------------------
Top Ten Portfolio Issuers
June 30, 2005 (unaudited)
-------------------------------------------------------------------------------

                                                                    Percentage
        Name                                                      of Net Assets
        ----                                                      -------------
        Res-Care, Inc. ............................................     3.07%
        Perkins Family Restaurants, L.P. ..........................     2.90%
        Petrobras International Finance Company ...................     2.72%
        DaVita, Inc. ..............................................     2.46%
        Unisys Corporation ........................................     2.12%
        Sequa Corporation .........................................     2.11%
        BE Aerospace, Inc. ........................................     2.11%
        General Motors Acceptance Corporation .....................     2.04%
        Xerox Corporation .........................................     2.03%
        Standard Motor Products, Inc. .............................     2.01%
                                                                       ------
        Total of top ten ..........................................    23.57%
                                                                       ------
                                                                       ------

-------------------------------------------------------------------------------
Sector Diversification (As a Percentage of Portfolio)
June 30, 2005 (unaudited)
-------------------------------------------------------------------------------

        BAR CHART PLOT POINTS
        Industrials ...............................................    17.70%
        Consumer Discretionary ....................................    16.56%
        Health Care ...............................................    12.02%
        Consumer Staples ..........................................     8.52%
        Energy ....................................................     8.21%
        Materials .................................................     8.20%
        Information Technology ....................................     7.87%
        Financials ................................................     5.95%
        Utilities .................................................     5.44%
        Short-Term Investments ....................................     4.15%
        Telecommunication Services ................................     2.31%
        Miscellaneous .............................................     1.88%
        Consumer Cyclicals ........................................     1.19%

-------------------------------------------------------------------------------
Fund Expenses
For the six month period ended June 30, 2005 (unaudited)
-------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses.  The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.

The first line of the table below for each share class of the Fund provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class I

                      Beginning          Ending             Expenses
                       Account          Account            Paid During
                        Value            Value               Period*
                      12/31/04          06/30/05       01/01/05 - 06/30/05
        ------------------------------------------------------------------
        Actual        $1,000.00        $  991.10              $3.51
        Hypothetical   1,000.00         1,021.48               3.56
         (5% return before expenses)

        * Expenses are equal to the Class I six-month annualized expense ratio of 0.71%, multiplied by the average account value over the period, multiplied by 181 then divided by 365 to reflect the one-half year period.

Class N

                      Beginning          Ending             Expenses
                       Account          Account            Paid During
                        Value            Value               Period
                      02/28/05          06/30/05       03/01/05 - 06/30/05
        ------------------------------------------------------------------
        Actual        $1,000.00        $  986.30              $4.28**
        Hypothetical   1,000.00         1,018.60               6.46***
         (5% return before expenses)

        ** Expenses are equal to the Class N four-month annualized expense ratio of 1.29%, multiplied by the average account value over the period, multiplied by 122 then divided by 365 to reflect the four-month period.

        *** Expenses are equal to the Class N four-month annualized expense ratio of 1.29%, multiplied by the average account value over the period, multiplied by 181 then divided by 365 to reflect the one-half year period.

Schedule of Investments
June 30, 2005 (unaudited)
-------------------------------------------------------------------------------
  Share or
  Principal
   Amount                                                Value
------------                                          ------------
NON-CONVERTIBLE BONDS -- 91.43%
             Consumer Cyclicals-Services -- 1.17%
$1,250,000   United Rentals (North America), Inc.
              7.75%, 11/15/13                         $  1,228,125
                                                      ------------
             Consumer Discretionary -
              Auto & Components -- 3.31%
 1,500,000   Dura Operating Corp.
              9.00%, 05/01/09                            1,042,500
 1,000,000   Ford Motor Credit Company
              5.625%, 10/01/08                             952,977
 1,500,000   Goodyear Tire & Rubber Company (The)
              7.857%, 08/15/11                           1,458,750
                                                      ------------
                                                         3,454,227
                                                      ------------
             Consumer Discretionary -
              Durables & Apparel -- 0.68%
  750,000    Ames True Temper, Inc.
              7.14%, 01/15/12                              712,500
                                                      ------------
             Consumer Discretionary -
              Hotels, Restaurants & Leisure -- 1.96%
 1,000,000   Bally Total Fitness Holding Corporation
              9.875%, 10/15/07                             872,500
   168,000   HMH Properties, Inc.
              7.875%, 08/01/08                             170,520
 1,000,000   MGM MIRAGE
              6.00%, 10/01/09                            1,005,000
                                                      ------------
                                                         2,048,020
                                                      ------------
             Consumer Discretionary - Media -- 6.93%
 1,000,000   DIRECTV Holdings LLC
              144A restricted, 6.375%, 06/15/15            995,000
 2,000,000   EchoStar DBS Corporation
              5.75%, 10/01/08                            1,987,500
 1,500,000   Emmis Operating Company
              6.875%, 05/15/12                           1,485,000
   647,000   PRIMEDIA Inc.
              7.625%, 04/01/08                             654,279
 1,500,000   Radio One, Inc.
              8.875%, 07/01/11                           1,610,625
   500,000   Reader's Digest Association, Inc. (The)
              144A restricted, 6.50%, 03/01/11             507,500
                                                      ------------
                                                         7,239,904
                                                      ------------
             Consumer Discretionary - Retail -- 1.44%
 1,500,000   Rent-A-Center, Inc.
              7.50%, 05/01/10                            1,500,000
                                                      ------------
             Consumer Staples - Food,
              Beverage & Tobacco -- 1.45%
   500,000   Constellation Brands, Inc.
              8.125%, 01/15/12                             535,000
   500,000   Doane Pet Care Company
              10.75%, 03/01/10                             528,750
   500,000   Pinnacle Foods Group Inc.
              8.25%, 12/01/13                              447,500
                                                      ------------
                                                         1,511,250
                                                      ------------
             Consumer Staples - Food
              & Staple Retail -- 5.62%
   500,000   Denny's Holdings, Inc.
              10.00%, 10/01/12                             520,000
 3,000,000   Perkins Family Restaurants, L.P.
              10.125%, 12/15/07                          3,030,000
 1,000,000   Pilgrim's Pride Corporation
              9.625%, 09/15/11                           1,092,500
 1,500,000   Tembec Industries Inc.
              8.625%, 06/30/09                           1,222,500
                                                      ------------
                                                         5,865,000
                                                      ------------
             Consumer Staples - Household
              & Personal Products -- 1.34%
 1,500,000   Solo Cup Company
              8.50%, 02/15/14                            1,402,500
                                                      ------------
             Energy -- 8.09%
   750,000   Aventine Renewable Energy, Inc.
              144A restricted, 9.01%, 12/15/11             720,000
 2,000,000   Denbury Resources Inc.
              7.50%, 04/01/13                            2,095,000
 1,000,000   Forest Oil Corporation
              7.75%, 05/01/14                            1,075,000
   450,000   Forest Oil Corporation
              8.00%, 06/15/08                              477,000
   500,000   Harvest Operations Corp.
              7.875%, 10/15/11                             476,250
 2,500,000   Petrobras International Finance Company
              9.125%, 07/02/13                           2,843,750
   500,000   Stone Energy Corporation
              8.25%, 12/15/11                              523,750
   250,000   Stone Energy Corporation
              6.75%, 12/15/14                              243,125
                                                      ------------
                                                         8,453,875
                                                      ------------
             Financials - Diversified -- 2.77%
   750,000   Dana Credit Corporation
              144A restricted, 8.375%, 08/15/07            764,537
 2,500,000   General Motors Acceptance Corporation
              5.53%, 12/01/14                            2,129,710
                                                      ------------
                                                         2,894,247
                                                      ------------
             Financials-Insurance -- 1.82%
 2,000,000   Fairfax Financial Holdings Limited
              7.75%, 04/26/12                            1,900,000
                                                      ------------
             Financials - Real Estate -- 1.00%
 1,000,000   Corrections Corporation of America
              7.50%, 05/01/11                            1,041,250
                                                      ------------
             Health Care - Equipment -- 0.95%
 1,000,000   Medical Services Company
              144A restricted, 10.94%, 10/15/11            995,000
                                                      ------------
             Health Care - Services -- 10.90%
 1,500,000   AmeriPath, Inc.
              10.50%, 04/01/13                           1,518,750
 2,500,000   DaVita, Inc.
              144A restricted, 7.25%, 03/15/15           2,568,750
   250,000   HCA Inc.
              6.375%, 01/15/15                             259,402
   500,000   Inverness Medical Innovations, Inc.
              8.75%, 02/15/12                              496,250
 1,250,000   Psychiatric Solutions, Inc.
              10.625%, 06/15/13                          1,387,500
 3,000,000   Res-Care, Inc.
              10.625%, 11/15/08                          3,202,500
 1,500,000   Tenet Healthcare Corporation
              6.375%, 12/01/11                           1,428,750
   500,000   Triad Hospitals, Inc.
              7.00%, 05/15/12                              521,250
                                                      ------------
                                                        11,383,152
                                                      ------------
             Industrials - Capital Goods -- 10.00%
   500,000   Accuride Corporation
              8.50%, 02/01/15                              488,750
 2,200,000   BE Aerospace, Inc.
              8.00%, 03/01/08                            2,200,000
 1,500,000   Bombardier Inc.
              144A restricted, 6.75%, 05/01/12           1,425,000
 1,500,000   DRS Technologies, Inc.
              6.875%, 11/01/13                           1,552,500
   500,000   L-3 Communications Corporation
              5.875%, 01/15/15                             485,000
   973,000   Manitowoc Company, Inc. (The)
              10.50%, 08/01/12                           1,099,490
 2,000,000   Sequa Corporation
              9.00%, 08/01/09                            2,205,000
 1,000,000   Vought Aircraft Industries, Inc.
              8.00%, 07/15/11                              990,000
                                                      ------------
                                                        10,445,740
                                                      ------------
             Industrials - Commercial Services
              & Supplies -- 6.66%
 1,000,000   Alliance Laundry Systems LLC
              8.50%, 01/15/13                              916,250
 2,000,000   GEO Group, Inc. (The)
              8.25%, 07/15/13                            1,930,000
 1,500,000   Great Lakes Dredge & Dock Company
              7.75%, 12/15/13                            1,136,250
 1,500,000   Integrated Alarm Services Group, Inc.
              144A restricted, 12.00%, 11/15/11          1,485,000
 1,500,000   Waste Services, Inc.
              144A restricted, 9.50%, 04/15/14           1,485,000
                                                      ------------
                                                         6,952,500
                                                      ------------
             Information Technology -
              Hardware & Equipment -- 3.45%
 1,500,000   Flextronics International Ltd.
              6.25%, 11/15/14                            1,488,750
 2,000,000   Xerox Corporation
              6.875%, 08/15/11                           2,120,000
                                                      ------------
                                                         3,608,750
                                                      ------------
             Information Technology -
              Software & Services -- 3.60%
 1,500,000   Iron Mountain Incorporated
              8.625%, 04/01/13                           1,552,500
 2,250,000   Unisys Corporation
              6.875%, 03/15/10                           2,210,625
                                                      ------------
                                                         3,763,125
                                                      ------------
             Information Technology -
              Semiconductors & Equipment -- 0.71%
   750,000   Advanced Micro Devices, Inc.
              144A restricted, 7.75%, 11/01/12             738,750
                                                      ------------
             Materials -- 8.08%
 2,000,000   Caraustar Industries, Inc.
              9.875%, 04/01/11                           2,015,000
 1,500,000   Lyondell Chemical Company
              9.625%, 05/01/07                           1,601,250
   500,000   Owens-Illinois, Inc.
              8.10%, 05/15/07                              520,000
 2,000,000   Portola Packaging, Inc.
              8.25%, 02/01/12                            1,360,000
 2,100,000   Tekni-Plex, Inc.
              144A restricted, 8.75%, 11/15/13           1,863,750
   974,000   United States Steel LLC
              10.75%, 08/01/08                           1,081,140
                                                      ------------
                                                         8,441,140
                                                      ------------
             Telecommunication Services -- 2.28%
 1,000,000   MCI, Inc.
              7.69%, 05/01/09                            1,041,250
 1,250,000   Nextel Communications, Inc.
              6.875%, 10/31/13                           1,335,938
                                                      ------------
                                                         2,377,188
                                                      ------------
             Utilities -- 5.36%
 1,000,000   AES Corporation (The)
              144A restricted, 8.75%, 05/15/13           1,117,500
   500,000   Nevada Power Company
              8.25%, 06/01/11                              563,750
   500,000   PSEG Energy Holdings LLC
              7.75%, 04/16/07                              516,250
 2,000,000   Sonat Inc.
              7.625%, 07/15/11                           2,015,000
 1,285,000   TECO Energy, Inc.
              7.00%, 05/01/12                            1,387,800
                                                      ------------
                                                         5,600,300
                                                      ------------
             Miscellaneous -- 1.86%
 1,834,418   Targeted Return Index Securities,
              Series HY-2004-1 144A restricted,
              8.11%, 08/01/15                            1,937,604
                                                      ------------
                TOTAL NON-CONVERTIBLE BONDS
                 (cost $96,619,188)                     95,494,147
                                                      ------------
CONVERTIBLE BOND -- 2.01%
             Consumer Discretionary -
              Auto & Components -- 2.01%
 2,500,000   Standard Motor Products, Inc.
              6.75%, 07/15/09
              (cost $2,087,567)                          2,103,125
                                                      ------------
COMMON STOCKS -- 1.08%
             Financials - Real Estate -- 0.28%
    15,900   National Health Realty, Inc.                  295,899
                                                      ------------
             Industrials - Commercial Services
              & Supplies -- 0.80%
    61,800   Coinmach Service Corp.*                       832,446
                                                      ------------
                 TOTAL COMMON STOCKS
                  (cost $1,083,930)                      1,128,345
                                                      ------------
SHORT-TERM INVESTMENTS -- 4.09%
             Commercial Paper -- 2.65%
$  420,000   General Electric Capital Corporation
              3.25%, 07/01/05                              420,000
   850,000   American General Finance Corporation
              3.20%, 07/05/05                              849,698
   500,000   General Electric Capital Corporation
              3.20%, 07/06/05                              499,777
 1,000,000   Fiserv, Inc.
              3.35%, 07/20/05                              998,232
                                                      ------------
                                                         2,767,707
                                                      ------------
             Variable Rate Demand Notes -- 1.44%
   491,456   American Family Financial Services, Inc.
              2.95%, 07/01/05                              491,456
 1,011,172   Wisconsin Corporate Central Credit Union
              3.00%, 07/01/05                            1,011,172
                                                      ------------
                                                         1,502,628
                                                      ------------
                 TOTAL SHORT-TERM INVESTMENTS
                  (cost $4,270,335)                      4,270,335
                                                      ------------
                 TOTAL INVESTMENTS -- 98.61%
                  (cost $104,061,020)                  102,995,952
                                                      ------------
             OTHER ASSETS,
              NET OF LIABILITIES -- 1.39%                1,456,319
                                                      ------------
                 TOTAL NET ASSETS
                  (basis of percentages
                  disclosed above) -- 100%            $104,452,271
                                                      ------------
                                                      ------------

*Income deposit securities consisting of common stock and 11.00% senior note due 2024.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
June 30, 2005 (unaudited)
-------------------------------------------------------------------------------

ASSETS
    Investments in securities at value (cost $104,061,020) ....   $102,995,952
                                                                  ------------
    Receivables -
         Dividend and interest ................................      1,939,496
         Investment securities sold ...........................         81,850
                                                                  ------------
              Total receivables ...............................      2,021,346
                                                                  ------------
    Other .....................................................          4,822
                                                                  ------------
              Total assets ....................................    105,022,120
                                                                  ------------

LIABILITIES
    Payables -
         Investment securities purchased ......................        497,925
         Due to adviser -
              Management fee ..................................         37,950
              Accounting and administrative fee ...............          4,270
         Other payables and accrued expense ...................         29,704
                                                                  ------------
              Total liabilities ...............................        569,849
                                                                  ------------
              Total net assets ................................   $104,452,271
                                                                  ------------
                                                                  ------------

NET ASSETS CONSIST OF
    Paid in capital ...........................................   $182,004,671
    Net unrealized depreciation on investments ................     (1,065,068)
    Accumulated net realized loss on investments ..............    (78,434,355)
    Accumulated undistributed net investment income ...........      1,947,023
                                                                  ------------
              Total net assets ................................   $104,452,271
                                                                  ------------
                                                                  ------------

Class I:
Net assets ....................................................   $104,445,209
Shares outstanding ............................................     48,104,587
NET ASSET VALUE PER SHARE ($.01 par value,
 75,000,000 shares authorized),
 offering price and redemption price ..........................          $2.17
                                                                         -----
                                                                         -----
Class N:
Net assets ....................................................         $7,062
Shares outstanding ............................................          3,252
NET ASSET VALUE PER SHARE ($.01 par value,
 25,000,000 shares authorized),
 offering price and redemption price ..........................          $2.17
                                                                         -----
                                                                         -----

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended June 30, 2005 (unaudited)
-------------------------------------------------------------------------------

INCOME
    Interest ..................................................    $ 4,027,592
    Other .....................................................         64,059
                                                                   -----------
         Total income .........................................      4,091,651
                                                                   -----------

EXPENSES
    Management fee ............................................        233,160
    Transfer agent fees .......................................         31,510
    Accounting and administrative fees ........................         26,600
    Registration fees .........................................         17,177
    Legal fees ................................................         16,743
    Printing ..................................................         11,182
    Audit and tax fees ........................................          9,150
    Accounting system and pricing service fees ................          8,858
    Postage and mailing .......................................          7,206
    Directors' fees ...........................................          6,000
    Insurance .................................................          3,064
    Custodian fees ............................................          2,707
    Other operating expenses ..................................          7,228
                                                                   -----------
         Total expenses .......................................        380,585
                                                                   -----------
         Net investment income ................................      3,711,066
                                                                   -----------

NET REALIZED GAIN ON INVESTMENTS ..............................        604,503
                                                                   -----------
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON
 INVESTMENTS ..................................................     (5,191,775)
                                                                   -----------
    Net realized and unrealized loss on investments ...........     (4,587,272)
                                                                   -----------
    Net decrease in net assets resulting from operations ......    $  (876,206)
                                                                   -----------
                                                                   -----------

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended June 30, 2005 (unaudited) and the year ended
December 31, 2004
-------------------------------------------------------------------------------
                                              Six Months
                                            Ended 06/30/05            2004
                                             -------------       -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
    Net investment income ..................  $  3,711,066        $  8,121,250
    Net realized gain on investments .......       604,503           4,368,989
    Change in net unrealized appreciation/
     depreciation on investments ...........    (5,191,775)         (2,127,227)
                                             -------------       -------------
         Net increase (decrease) in net
         assets resulting from operations ..      (876,206)         10,363,012
                                             -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income - Class I ...    (1,865,385)         (8,287,284)
    From net investment income - Class N ...           (17)                (--)
                                             -------------       -------------
         Total distributions ...............    (1,865,402)         (8,287,284)
                                             -------------       -------------

CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued - Class I
     1,891,433 and 16,935,232
     shares, respectively) .................     4,160,867          37,204,306
    Reinvestment of distributions - Class I
     (719,052 and 3,086,431
     shares, respectively) .................     1,517,199           6,774,386
    Cost of shares redeemed - Class I
     (5,959,110 and 23,535,807
     shares, respectively) .................   (13,106,123)        (51,856,215)
    Proceeds from shares issued - Class N
     (3,244 and 0 shares, respectively) ....         7,000                 ---
    Reinvestment of distributions - Class N
     (8 and 0 shares, respectively) ........            17                 ---
                                             -------------       -------------
         Decrease in net assets
          derived from capital share
          transactions .....................    (7,421,040)         (7,877,523)
                                             -------------       -------------
         Total decrease in net assets ......   (10,162,648)         (5,801,795)
                                             -------------       -------------

NET ASSETS
    Beginning of period ....................   114,614,919         120,416,714
                                             -------------       -------------
    End of period (including accumulated
     undistributed net investment income
     of $1,947,023 and $93,593,
     respectively) .........................  $104,452,271        $114,614,919
                                              ------------        ------------
                                              ------------        ------------

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
June 30, 2005 (unaudited)
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas High Income Fund, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.
    The primary objective of the Fund is high current income consistent with the preservation and conservation of capital values.  Effective March 1,
    2005, the Fund issued a new class of shares, Class N and renamed the existing class as Class I.  Class N shares are subject to an annual 0.25%
    12b-1 fee and an annual 0.10% servicing fee, as described in such Class'
    prospectus.  The following is a summary of the significant accounting policies of the Fund:

    (a)  Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price.  For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official Closing Price.
         Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal, institutional-sized trading units, issuer analysis, bond market activity and various other factors.  Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the
         Board of Directors.  Variable rate demand notes are valued at cost, which approximates market value.  U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value.
         Investment transactions are recorded no later than the first business day after the trade date.

    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.

    (c)  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Non-cash dividends, if any, are recorded at value on date of distribution.  Dividends and distributions paid to shareholders are recorded on the ex-dividend date.  Generally, discounts and premiums on long-term security purchases, if any, are amortized over the lives of the respective securities using the effective yield method.

    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

         Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related to one class of shares.

    (e)  Distributions from net investment income are generally declared and paid quarterly. Distributions of net realized capital gain, if any, are declared and paid at least annually.

         The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.  To the extent these book and tax differences are permanent in nature, such amounts are reclassified among paid in capital, accumulated undistributed net realized gain (loss) on investments and accumulated undistributed net investment income.  At
         June 30, 2005, reclassifications were recorded to increase accumulated undistributed net investment income by $7,766 and decrease accumulated net realized loss on investments by $7,766. This adjustment is attributable to the different treatment of premium and discount on certain bonds for book and tax purposes.

         The tax character of distributions paid during the six months ended
         June 30, 2005 and the year ended December 31, 2004 were as follows:

                                            06/30/2005        12/31/2004
                                           ------------      ------------
              Distributions paid from:
              Ordinary income ............   $1,865,402        $8,287,284
                                             ----------        ----------
                                             ----------        ----------

         As of June 30, 2005, investment cost for federal tax purposes was
         $104,099,014 and the tax basis components of net assets were as follows:

              Unrealized appreciation ....................... $  2,127,574
              Unrealized depreciation .......................   (3,230,636)
                                                              ------------
              Net unrealized depreciation ...................   (1,103,062)
                                                              ------------
              Undistributed ordinary income .................    1,976,813
              Accumulated net realized capital loss .........  (78,426,151)
              Paid in capital ...............................  182,004,671
                                                              ------------
              Net assets .................................... $104,452,271
                                                              ------------
                                                              ------------

         The differences between book-basis and tax-basis unrealized appreciation (depreciation), undistributed ordinary income and accumulated realized capital loss are attributable primarily to the tax deferral of losses from wash sales and the difference between book and tax amortization/accretion for premium and market discount.

         As of June 30, 2005, the Fund has capital loss carryforwards of approximately $78,426,000, which expire as follows: $4,599,000 in
         2007, $19,346,000 in 2008, $30,985,000 in 2009 and $23,496,000 in
         2010. To the extent the Fund has future net realized capital gains, distributions of capital gains to shareholders will be offset by any unused capital loss carryforward.

         As of June 30, 2005, the Fund realized no post-October losses for tax purposes.

         For the period ended June 30, 2005, the Fund had a tax deferral of wash loss sales of approximately $8,000.

    (f)  The preparation of financial statements in conformity with U.S.
         generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.

(2) Related Parties--
    (a)  Investment Adviser and Management Agreement --
         The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the
         "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .50% of the average net asset value up to and including $50 million, .40% of the average net asset value in excess of $50 million and up to and including $100 million and .30% of the average net asset value in excess of $100 million. Also, the Adviser may be paid for accounting and administrative services rendered by its personnel.  The Fund incurred expenses of $26,600 for accounting and administrative services during the period ended June 30, 2005.

    (b)  Independent Counsel --
         A director of the Adviser is affiliated with the law firm that provides services to the Fund.  The Fund incurred expenses of $11,797 for the period ended June 30, 2005 for legal services rendered by the law firm.

(3) Investment Transactions --
    For the period ended June 30, 2005, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $31,964,264 and $34,535,188, respectively.

(4) Concentration of Risk --
    The Fund invests primarily in high yield debt securities.  The market values of these high yield debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities.  In addition, the market for these securities is generally less liquid than for higher rated securities.

Historical Record Class I
(unaudited)
-------------------------------------------------------------------------------

                                     Net Investment    Growth of
                            Net          Income       an Initial
                        Asset Value   Distributions     $10,000
                         Per Share      Per Share    Investment **
                        -----------  --------------  --------------
November 21, 1977 * ....   $5.10        $    --          $10,000
December 31, 1987 ......    3.64         0.4660           22,560
December 31, 1988 ......    3.68         0.3710           25,164
December 31, 1989 ......    3.44         0.3830           26,155
December 31, 1990 ......    3.01         0.3970           25,886
December 31, 1991 ......    3.34         0.3460           31,853
December 31, 1992 ......    3.38         0.2955           35,143
December 31, 1993 ......    3.52         0.2890           39,695
December 31, 1994 ......    3.21         0.3010           39,626
December 31, 1995 ......    3.42         0.2950           46,029
December 31, 1996 ......    3.53         0.2960           51,721
December 31, 1997 ......    3.69         0.2903           58,514
December 31, 1998 ......    3.39         0.3155           58,788
December 31, 1999 ......    3.06         0.3312           58,749
December 31, 2000 ......    2.40         0.3060           51,620
December 31, 2001 ......    2.36         0.2430           56,144
December 31, 2002 ......    1.93         0.1985           50,459
December 31, 2003 ......    2.19         0.1690           61,937
December 31, 2004 ......    2.23         0.1640           67,915
June 30, 2005 ..........    2.17         0.0390(a)        67,309

  * Initial date under Nicholas Company, Inc. management.
 ** Assuming reinvestment of distributions.

The Fund distributed no capital gains for the time periods listed.

(a) Paid $0.0390 on May 02, 2005 to shareholders of record on April 29, 2005.

Approval of Investment Advisory Contract
(unaudited)
-------------------------------------------------------------------------------
In February 2005, the Board of Directors of the Fund renewed the one-year term of the Investment Advisory Agreement by and between the Fund and the Adviser through February 2006.  In connection with renewal of the Investment Advisory
Agreement, no changes to the amount or manner of calculation of the management fee or the terms of the agreement were proposed by the Adviser or adopted by the Board.  For the fiscal year ended December 31, 2004, the management fee was
0.43% and the Fund's total expense ratio (including the management fee) was
0.64%.  In renewing the Investment Advisory Agreement, the Board carefully considered the following factors on an absolute basis and relative to the
Fund's peer group:  (i) the Fund's expense ratio, which was low compared to the overall peer group; (ii) the Fund's performance on a short-term and long-term basis; (iii) the Fund's management fee; (iv) the overall performance of the market as measured by a number of different indices, including a peer group of
16 high yield bond and intermediate-term bond funds, and (v) the range and quality of the services offered by the Adviser.  The peer group fund data included primarily high yield bond and intermediate-term bond funds.  In reviewing the Fund's expenses, yield and performance relative to peer group data, the Board noted the Fund ranked 2nd relative to the peer group on an expense ratio basis and ranked 3rd in terms of 12-month yield.  The Board noted
that the Fund had made improvements in terms of total return in relation to the peer group, in that it was 7th in terms of 1-year return, 16th in terms of
3-year return, 10th in terms of 5-year return and 12th in terms of 10-year return and 14th in terms of 15-year return.  The Board also stated that they were pleased with management's efforts to control Fund expenses, and recognized that the management fees were a significant factor in maintaining a low expense ratio.

The Board engaged in a continuation of the discussion held at its February meeting in connection with the approval of the Fund's Investment Advisory
Agreement with Nicholas Company, Inc.  The Board concluded that the nature and extent of the services to be provided were appropriate and that the Adviser had historically provided such services in accordance with the Board's expectations and the terms of the Advisory Agreement. Turning to the quality of services provided, the Board considered the Adviser's portfolio management capabilities and the scope and quality of its research capacity.  The Board also considered the Adviser's experience in fund accounting, administration and regulatory compliance.  The Board agreed that historically the quality of services provided by the Adviser had met or exceeded the Board's expectations and the service levels contemplated by the Advisory Agreement.

The Board previously considered estimates provided by management of the cost associated with obtaining services provided by the Adviser under the Advisory
Agreement from third-party service providers. The Board also considered the advisory fee rate of peer funds with common asset levels and noted that the
Fund's fees were below average of the fees considered.  In addition, the Board considered Fund expenses absorbed by the Adviser, including those administrative costs and accounting fees due under the Advisory Agreement that had been waived prior to October 2004 and costs related to distribution through intermediaries. The Board also considered the profits realized by the Adviser in connection with the management and distribution of the Fund, as expressed by the Adviser's management in general terms.  The Board expressed satisfaction that the Adviser's financial condition was strong and that it was capable of delivering the range of services contemplated by the Advisory Agreement.  In addition, the Board concluded that the services provided by the Adviser established a reasonable basis for the fee to be paid under the Advisory
Agreement. The Board expressed the opinion that the Adviser should not penalized for providing services in an efficient manner allowing it to realize substantial profits.  The Board reasoned that the Fund and its shareholders ultimately benefited from such efficiencies created by the Adviser.  The Board further noted the benefit to shareholders of the Adviser's ability to provide competitive investment performance while the Fund maintained a below-average expense ratio.

The Board observed that the Adviser's realization of economies of scale was among the factors considered in its February Meeting.  Among other things, the
Board cited the ability of the Adviser to spread fixed costs and resources among the Fund’s in the Nicholas complex, reducing the incremental costs to all shareholders.  The Board also considered that economies of scale might be realized from increases in the Fund's asset size and the size of the aggregate amount of assets under the Adviser's management.  In addition, the Board noted
that fees under the Advisory Agreement decrease as a percentage of Fund assets as net assets increase. Taking these factors into account, the Board concluded that any economies of scale realized would contribute to the Adviser's ability to provide services to the Fund at a reasonable fee, noting that management of the Nicholas fund complex is the primary source of the Adviser's revenues and expenses.  The Board further concluded that the existing management fee rate and structure enables the Fund to benefit from such economies.

The Board determined that the Adviser had fully and adequately carried out the terms and conditions of its contract with the Fund.  The Board expressed satisfaction with the Fund's performance, management's control of expenses and the rate of the management fee for the Fund and the overall level of services provided.

Information on Proxy Voting
(unaudited)
-------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-227-5987 (toll-free) or 414-272-6133.  It also appears in the Fund's Statement of Additional Information, which can be found on the SEC's website, www.sec.gov.  A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund's website, www.nicholasfunds.com, and the SEC's website,
www.sec.gov.

Quarterly Portfolio Schedule
(unaudited)
------------------------------------------------------------------------------
The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Form N-Q's are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  Information on the
operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Nicholas Funds Services Offered
(unaudited)
-------------------------------------------------------------------------------
*     IRAs
      * Traditional      * SIMPLE
      * Roth             * SEP

*     Coverdell Education Accounts

*     Self-employed Master Retirement Plan
      * Profit Sharing   * Money Purchase

*     Automatic Investment Plan

*     Direct Deposit of Dividend and Capital Gain Distributions

*     Systematic Withdrawal Plan with Direct Deposit

*     Monthly Automatic Exchange between Funds

*     Telephone Redemption

*     Telephone Exchange

*     24-hour Automated Account Information (1-800-544-6547)

*     24-hour Internet Account Access (www.nicholasfunds.com)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds
(1-800-544-6547).

                            Directors and Officers

                   DAVID O. NICHOLAS, President and Director

                           ROBERT H. BOCK, Director

                         TIMOTHY P. REILAND, Director

                          JAY H. ROBERTSON, Director

                 ALBERT O. NICHOLAS, Executive Vice President

                  DAVID L. JOHNSON, Executive Vice President

                  THOMAS J. SAEGER, Executive Vice President

              JEFFREY T. MAY, Senior Vice President, Secretary,
                    Treasurer and Chief Compliance Officer

                  LAWRENCE J. PAVELEC, Senior Vice President

                       CANDACE L. LESAK, Vice President

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                   Custodian
                                U.S. BANK N.A.
                               Cincinnati, Ohio

                 Independent Registered Public Accounting Firm
                             DELOITTE & TOUCHE LLP
                             Milwaukee, Wisconsin

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                               SEMIANNUAL REPORT

                        NICHOLAS HIGH INCOME FUND, INC.

700 North Water Street
Milwaukee, Wisconsin 53202
www.nicholasfunds.com

June 30, 2005

Item 2. Code of Ethics.

Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.

Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.

Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas High Income Fund, Inc.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 08/31/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 08/31/2005

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 08/31/2005